RECLAMATION PROVISION	12 Months Ended
Dec. 31, 2023
Reclamation
RECLAMATION PROVISION
RECLAMATION PROVISION

12.RECLAMATION PROVISION

Agnico Eagle’s reclamation provision includes both asset retirement obligations and environmental remediation liabilities. Reclamation provision estimates are based on current legislation, third party estimates, management’s estimates and feasibility study calculations. Assumptions based on current economic conditions, which the Company believes are reasonable, have been used to estimate the reclamation provision. However, actual reclamation costs will ultimately depend on future economic conditions and costs for the necessary reclamation work. Changes in reclamation provision estimates during the period reflect changes in cash flow estimates as well as assumptions including discount and inflation rates. The discount rates used in the calculation of the reclamation provision at December 31, 2023 ranged between 2.69% and 4.27% (2022 – between 3.16% and 4.34%).

The following table reconciles the beginning and ending carrying amounts of the Company’s asset retirement obligations. The settlement of the obligation is estimated to occur through to 2142.

	As at	As at
	December 31,	December 31,
	2023	2022
Asset retirement obligations - non-current, beginning of year	$865,319	$706,958
Asset retirement obligations - current, beginning of year	22,127	4,547
Current year additions and changes in estimate, net(i)	127,413	217,506
Current year accretion	32,906	15,951
Liabilities settled	(9,085)	(16,850)
Foreign exchange revaluation	23,893	(40,666)
Reclassification from non-current to current, end of year	(22,570)	(22,127)
Asset retirement obligations - non-current, end of year	$1,040,003	$865,319

Note:

(i) Current year additions include $110.6 million related to the Yamana Transaction.

12.RECLAMATION PROVISION (Continued)

The following table reconciles the beginning and ending carrying amounts of the Company’s environmental remediation liability. The settlement of the obligation is estimated to occur through to 2031.

	As at	As at
	December 31,	December 31,
	2023	2022
Environmental remediation liability - non-current, beginning of year	$13,009	$15,491
Environmental remediation liability - current, beginning of year	1,381	3,000
Liabilities settled	(3,737)	(3,058)
Foreign exchange revaluation	278	(1,043)
Reclassification from non-current to current, end of year	(1,696)	(1,381)
Environmental remediation liability - non-current, end of year	$9,235	$13,009